PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Statement of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed statements of comprehensive loss
Net loss	¥ (775,952)	$ (112,504)	¥ 500,098	¥ (2,709,347)
Other comprehensive (loss) income, net of tax of nil
Foreign currency translation adjustments, net of tax of nil	101,465	14,711	(34,908)	(133,439)
Comprehensive (loss) income	(660,529)	(95,769)	480,193	(2,813,698)
Comprehensive (loss) income attributable to VNET Group, Inc.	(674,487)	(97,793)	465,190	(2,842,786)
Parent Company
Condensed statements of comprehensive loss
Net loss	(775,952)	(112,504)	500,098	(2,709,347)
Other comprehensive (loss) income, net of tax of nil
Foreign currency translation adjustments, net of tax of nil	101,465	14,711	(34,908)	(133,439)
Other comprehensive loss, net of tax of nil:	101,465	14,711	(34,908)	(133,439)
Comprehensive (loss) income	(674,487)	(97,793)	465,190	(2,842,786)
Comprehensive (loss) income attributable to VNET Group, Inc.	¥ (674,487)	$ (97,793)	¥ 465,190	¥ (2,842,786)